CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (Parenthetical) - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Statement of Stockholders' Equity [Abstract]
Issuance cost of shares		$ 253,811
Warrants		$ 100,000,000
Issuance cost of shares	$ 447,858
Warrants	$ 108,378,210
Warrants cancelled for debt issuance	955,000,000